Derivative financial instruments, Cash flow hedges (Details) kr in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 DKK (kr)	Dec. 31, 2023 SGD ($)
Interest Rate Derivatives [Member] | Cash Flow Hedges [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [abstract]
Notional amounts	$ 446,100	$ 1,005,600
Interest Rate Derivatives [Member] | Cash Flow Hedges [Member] | Fixed Interest Rate [Member] | Bottom of Range [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [abstract]
Percentage of notional amount of hedge	0.46%	0.46%
Interest Rate Derivatives [Member] | Cash Flow Hedges [Member] | Fixed Interest Rate [Member] | Top of Range [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [abstract]
Percentage of notional amount of hedge	3.02%	3.10%
Interest Rate Derivatives [Member] | Cash Flow Hedges [Member] | LIBOR [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [abstract]
Term of variable rate		3 months
Interest Rate Derivatives [Member] | Cash Flow Hedges [Member] | Within One Year [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [abstract]
Notional amounts	$ 38,900
Interest Rate Derivatives [Member] | Cash Flow Hedges [Member] | Within Two to Five Years [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [abstract]
Notional amounts	332,200
Interest Rate Derivatives [Member] | Cash Flow Hedges [Member] | After Five Years [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [abstract]
Notional amounts	$ 75,000
Forward Freight Agreements [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [abstract]
Maturity period	1 year
Forward Freight Agreements [Member] | Cash Flow Hedges [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [abstract]
Notional amounts	$ 79,700	$ 69,700
Forward Foreign Exchange Contracts [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [abstract]
Notional amounts	21,039	23,381	$ 27,648		$ 31,268
Foreign notional amount	$ 8,818	$ 0		kr 60,000	$ 0
Maturity period	12 months	12 months